Related party disclosures	12 Months Ended
Dec. 31, 2025
Related party disclosures
Related party disclosures

25. Related party disclosures

Transactions between the Company, its directors and key management personnel for the reporting period 2025, 2024 and 2023 are described below. Balances and transactions between the Company and its subsidiary, which is a related party of the Company, have been eliminated on consolidation and are not disclosed in this note. There were no other related party transactions.

During 2025, the Group paid a milestone consideration of €3 million to the former shareholders of Origo Biopharma, S.L., in accordance with the terms of the acquisition agreement. These payments reflect consideration for the business acquired and are not related to services provided to the Group. One beneficiary subsequently invested in the share capital of the Group during our Series B Extn, C and Series D capital raise and another beneficiary joined the Group’s management team; however, the earn-out terms were not linked to employment.

The payments to these related parties were made on the same terms and conditions as those applicable to the other former shareholders and formed part of the total consideration recognized under IFRS 3 Business Combinations.

25.1. Remuneration of key management personnel

As at December 31, 2025 the key management team included six members:

●	Chief Executive Officer, Mr. Tim Knotnerus
●	Chief Medical Officer, Mr. Philippe Wiesel
●	Chief Development Officer, Mrs. Andrea Sáez
●	Chief Finance Officer, Mr. Pierre Kemula
●	Chief Business Officer, Mr. Paul van der Horst
●	General Counsel, Mrs. Ellen Lefever

Their combined remuneration package, including employer taxes, amounted to the following:

(In thousands of €)	2025	2024	2023
Number of key management personnel	6	6	6
Short-term employee benefits	3,082	2,224	2,022
Post employment benefits	—	—	—
Other long-term benefits	—	—	—
Termination benefits	—	—	—
Share-based payments	1,087	171	822
Total	4,169	2,395	2,844
Of which outstanding at year-end	—	573	1,465
ESOP warrants granted during the year	1,324,054	1,067,618	—
ESOP warrants outstanding	3,704,852	2,380,798	1,571,838

No loans, quasi-loans or other guarantees are outstanding with members of the executive management team.

25.2. Remuneration of the Board

The total remuneration of the Board of Directors in 2025 was €0.5 million (2024: €0.2 million; 2023: €0.6 million). No advances or credits have been granted to any member of the Board of Directors. None of the members of the Board of Directors have received any non-monetary remuneration other than ESOP warrants.